Offerings - Offering: 1	Aug. 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 220,131,515.16
Amount of Registration Fee	$ 30,400.16
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of March 31, 2026, of $22.38. This amount is based upon the offer to purchase up to 9,836,082 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. The fee of $30,400.16 was paid in connection with the filing of the Schedule TO-I and the amendment to Schedule TO-I by Oaktree Strategic Credit Fund (File No. 005-93598) on May 15, 2026. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.